INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 4,955	$ 4,049
Research and development	3,629	2,287
Intangible assets	(3,251)	1,476
Other temporary differences mainly relating to reserve and allowances	2,539	1,553
Deferred tax assets, before valuation allowance	7,872	9,365
Valuation allowance	2,644	2,254
Long term deferred tax asset, net	5,228	7,111
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	5,960	5,077
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	$ (732)	$ 2,034